Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Potentially dilutive securities	10,801,464	4,551,384
Incentive Plan 2014
Earnings per share [line items]
Potentially dilutive securities			9,165,478	2,887,362
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	6,258,291	2,784,467	5,475,476	1,999,022
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	560,967	0	379,379	0
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	3,982,206	1,766,917	3,310,623	888,340